Annual Total Returns ((Columbia Overseas Value Fund Z), (Columbia Overseas Value Fund), Class Z Shares)	0 Months Ended
Jul. 01, 2011
(Columbia Overseas Value Fund Z) | (Columbia Overseas Value Fund) | Class Z Shares
Annual Return 2009	33.73%
Annual Return 2010	4.64%